Earnings/Loss Per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Income available to Sibanye Gold shareholder
Continuing operations	$ (28.0)	$ 362.2	$ 340.8	$ 167.1
Discontinued operation	(11.7)			(28.7)
Net income/(loss) attributable to Company shareholder	$ (39.7)	$ 362.2	$ 340.8	$ 138.4
Weighted average number of shares:
Basic and diluted	1,000	1,000	1,000	1,000
Dilutive shares	0	0	0	0
Diluted	1,000	1,000	1,000	1,000
Basic earnings/(loss) per share
Continuing operations	$ (28)	$ 362	$ 341	$ 167
Discontinued operation	$ (12)			$ (29)
Diluted earnings/(loss) per share
Continuing operations	$ (28)	$ 362	$ 341	$ 167
Discontinued operation	$ (12)			$ (29)